CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Activities:
Net income (loss)	$ 65		$ (16)		$ 147		$ 375		$ 260
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in income of investment in unconsolidated affiliates	(2)		(1)		(8)		(7)		(8)
Depreciation and amortization	116		102		424		408		416
Loss on early extinguishment of debt			35		51		80		7
Noncash interest expense	3		5		23		45		51
Deferred income taxes	(21)		(65)		56		76		40
Noncash loss on foreign currency transactions	3		10		31		11		(32)
Noncash compensation	7		7		28		26		22
Asset impairments	6		1
Other, net	1		4				(4)		(1)
Changes in operating assets and liabilities:
Accounts and notes receivable	(149)		(85)		(11)				(121)
Inventories	(172)		(9)		77		(248)		(161)
Prepaid expenses	11		3		(11)		(3)		(4)
Other current assets	(3)		16		23		(1)		(87)
Other noncurrent assets	(4)		(73)		(113)		103		2
Accounts payable	105		6		(24)		134		13
Accrued liabilities	(14)		(44)		(39)		41		108
Other noncurrent liabilities	(19)		29		60		(197)		(75)
Net cash provided by operating activities	(67)		(75)		734		860		432
Investing Activities:
Capital expenditures	(107)		(89)		(471)		(412)		(330)
Cash received from unconsolidated affiliates	15		15		71		82		32
Investment in unconsolidated affiliates	(11)		(5)		(104)		(127)		(26)
Acquisition of businesses, net of cash acquired			(7)		(66)		(18)		(34)
Increase in receivable from affiliate	(5)		(3)		(48)		(108)		(57)
Other, net	(1)		1		2		(1)		(1)
Net cash used in investing activities	(109)		(88)		(614)		(578)		(337)
Financing Activities:
Net repayments under revolving loan facilities	2				(4)		(15)		(2)
Net borrowings on overdraft facilities	4		1		(9)		2		9
Repayments of short-term debt	(3)		(5)		(18)		(53)		(187)
Borrowings on short-term debt	1		13		15				162
Repayments of long-term debt	(22)		(413)		(840)		(694)		(408)
Proceeds from issuance of long-term debt			473		979		405		98
Proceeds from notes payable to affiliate			145		177		299		105
Repayments of notes payable to affiliate	(65)						(139)		(105)
Repayments of notes payable	(10)		(10)		(40)		(37)		(34)
Borrowings on notes payable	1				35		34		35
Debt issuance costs paid	(2)				(11)		(11)		(7)
Contingent consideration paid for acquisition	(6)
Call premiums related to early extinguishment of debt			(4)		(4)		(2)		(6)
Dividends paid to parent	(30)		(30)		(96)		(96)		(79)
Excess tax benefit related to stock-based compensation	1		1		1		4		10
Other, net	(4)		(1)		3		(3)
Net cash provided by (used in) financing activities	(133)		170		188		(306)		(418)
Effect of exchange rate changes on cash	(1)		(2)		(3)		3		(7)
Increase (decrease) in cash and cash equivalents	(310)		5		305		(21)		(330)
Cash and cash equivalents at beginning of period	515	[1],[2]	210	[1]	210	[1]	231		561
Cash and cash equivalents at end of period	205	[2]	215		515	[1],[2]	210	[1]	231
Supplemental cash flow information:
Cash paid for interest	54		59		205		209		205
Cash paid for income taxes	$ 46		$ 17		$ 44		$ 129		$ 44

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."